Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - Zeecol Limited [Member] - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Trade receivables - interest accrued on term deposit		$ 1,796
Trade receivables - debtors	67,450
Loans to related parties (note 13)	108,872	22,972
Total trade and other receivables	$ 176,322	$ 24,767